Share-Based Compensation - Summary of non-vested stock option activities (Detail) - $ / shares		9 Months Ended
	Jan. 17, 2020	Sep. 30, 2020
Numbers of shares
Granted		72,000
2017 Plan [Member]
Numbers of shares
Number of shares Outstanding		9,812,881
Vested		(8,047,548)
Exercised		(115,888)
Forfeited	(332,566)	(336,377)
Surrendered		(332,566)
Number of shares Outstanding		980,502
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding		$ 2.10
Vested		1.74
Exercised		2.14
Forfeited		$ 2.26
Surrendered		1.47
Weighted average grant date fair value Outstanding		$ 5.02
2018 Plan [Member]
Numbers of shares
Number of shares Outstanding		3,098,500
Vested		(2,273,500)
Number of shares Outstanding		825,000
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding		$ 5.57
Vested		5.57
Weighted average grant date fair value Outstanding		$ 5.57
2019 Plan [Member]
Numbers of shares
Granted		72,000
Number of shares Outstanding		72,000
Weighted average Grant date fair value
Granted		$ 6.09
Weighted average grant date fair value Outstanding		$ 6.09
2020 Plan [Member]
Numbers of shares
Granted		1,068,733
Forfeited		(18,693)
Number of shares Outstanding		1,050,040
Weighted average Grant date fair value
Forfeited		$ 8.65
Granted		8.65
Weighted average grant date fair value Outstanding		$ 8.65